CLOUGH FUNDS TRUST

SUPPLEMENT DATED MAY 5, 2020 TO THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2020

Effective upon the close of business on May 1, 2020, Vincent M. Lorusso no longer serves as a co-portfolio manager of the Fund. Therefore, all references to Vincent M. Lorusso as a co-portfolio manager of the Fund in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted as of that date. Charles I. Clough, Jr. and Robert Zdunczyk continue as co-portfolio managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.